December 15, 2008

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund

Supplement to Prospectus Dated April 30, 2008

Effective January 1, 2009, shares of the Diamond Hill Long-Short Fund will available to new accounts. Accordingly, the prospectus supplement dated June 10, 2008 is no longer applicable and will be removed from the prospectus.

Please keep this supplement for future reference.